Stock-Based Compensation Plans - Summary of Information Related to Cenovus's Stock-Based Compensation Plans (Detail) shares in Thousands	9 Months Ended
Sep. 30, 2020 shares
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options, Outstanding	30,795
Number of Share Units Exercisable	20,576
Number of Share Options, Granted	5,783
Number of units vested and exercised/paid out	42
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	8,355
Number of Share Units, Granted	2,784
Number of Share Units, Vested and Exercised/Paid Out	1,096
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	8,873
Number of Share Units, Granted	2,678
Number of Share Units, Vested and Exercised/Paid Out	2,172
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	1,502
Number of Share Units Exercisable	1,502
Number of Share Units, Granted	291
Number of Share Units, Vested and Exercised/Paid Out	60